Condensed Consolidated Statements Of Changes In Stockholders' Deficit - USD ($)	Total	Series A [Member]	Series B [Member]	Common Stock [Member] Series A [Member]	Common Stock [Member] Series B [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance, Shares at Dec. 31, 2021				0	7,503,750
Balance at Dec. 31, 2021	$ 23,207			$ 0	$ 750	$ 24,250	$ (1,793)
Sale of 13,850,000 Private Placement Warrants	13,850,000					13,850,000
Forfeiture of Founder Shares, Shares					(3,750)
Compensation Expense – Fair value of assigned Founder Shares to Apeiron	362,500					362,500
Fair value of Public Warrants at issuance	8,100,000					8,100,000
Allocated value of transaction costs to Series A common stock	(505,049)					(505,049)
Remeasurement of Series A common stock to redemption amount	(33,896,988)					(21,831,701)	(12,065,287)
Net income (loss)	886,918	$ 701,826	$ 185,092				886,918
Balance, Share at Dec. 31, 2022				0	7,500,000
Balance at Dec. 31, 2022	(11,179,412)			$ 0	$ 750	0	(11,180,162)
Remeasurement of Series A common stock to redemption amount	(2,554,544)						(2,554,544)
Net income (loss)	2,070,528						2,070,528
Balance, Share at Mar. 31, 2023				0	7,500,000
Balance at Mar. 31, 2023	(11,663,428)			$ 0	$ 750	0	(11,664,178)
Balance, Shares at Dec. 31, 2022				0	7,500,000
Balance at Dec. 31, 2022	(11,179,412)			$ 0	$ 750	0	(11,180,162)
Net income (loss)	2,873,331
Balance, Share at Jun. 30, 2023				7,499,999	1
Balance at Jun. 30, 2023	(14,806,042)			$ 749	$ 1	0	(14,806,792)
Balance, Shares at Dec. 31, 2022				0	7,500,000
Balance at Dec. 31, 2022	(11,179,412)			$ 0	$ 750	0	(11,180,162)
Remeasurement of Series A common stock to redemption amount	(4,395,161)						(4,395,161)
Stockholder non-redemption agreement	1,378,126					1,378,126
Stockholder non-redemption agreement	(1,378,126)					(1,378,126)
Excise tax	(3,062,004)						(3,062,004)
Conversion of Series Class B shares to Series Class A Non-redeemable shares, Shares				7,499,999	(7,499,999)
Conversion of Series Class B shares to Series Class A Non-redeemable shares				$ 749	$ (749)
Net income (loss)	2,821,459						2,821,459
Balance, Share at Dec. 31, 2023				7,499,999	1
Balance at Dec. 31, 2023	(15,815,118)			$ 749	$ 1	0	(15,815,868)
Balance, Shares at Mar. 31, 2023				0	7,500,000
Balance at Mar. 31, 2023	(11,663,428)			$ 0	$ 750	0	(11,664,178)
Remeasurement of Series A common stock to redemption amount	(1,180,703)						(1,180,703)
Stockholder non-redemption agreement	1,388,563					1,378,126
Stockholder non-redemption agreement	(1,388,563)					(1,378,126)
Excise tax	(2,764,714)						(2,764,714)
Conversion of Series Class B shares to Series Class A Non-redeemable shares, Shares				7,499,999	(7,499,999)
Conversion of Series Class B shares to Series Class A Non-redeemable shares				$ 749	$ (749)
Net income (loss)	802,803						802,803
Balance, Share at Jun. 30, 2023				7,499,999	1
Balance at Jun. 30, 2023	(14,806,042)			$ 749	$ 1	0	(14,806,792)
Balance, Shares at Dec. 31, 2023				7,499,999	1
Balance at Dec. 31, 2023	(15,815,118)			$ 749	$ 1	0	(15,815,868)
Remeasurement of Series A common stock to redemption amount	(121,197)						(121,197)
Net income (loss)	(1,048,724)						(1,048,724)
Balance, Share at Mar. 31, 2024				7,499,999	1
Balance at Mar. 31, 2024	(16,985,039)			$ 749	$ 1	0	(16,985,789)
Balance, Shares at Dec. 31, 2023				7,499,999	1
Balance at Dec. 31, 2023	(15,815,118)			$ 749	$ 1	0	(15,815,868)
Net income (loss)	(1,387,575)
Balance, Share at Jun. 30, 2024				7,499,999	1
Balance at Jun. 30, 2024	(17,397,373)			$ 749	$ 1	0	(17,398,123)
Balance, Shares at Mar. 31, 2024				7,499,999	1
Balance at Mar. 31, 2024	(16,985,039)			$ 749	$ 1	0	(16,985,789)
Remeasurement of Series A common stock to redemption amount	(73,483)						(73,483)
Net income (loss)	(338,851)						(338,851)
Balance, Share at Jun. 30, 2024				7,499,999	1
Balance at Jun. 30, 2024	$ (17,397,373)			$ 749	$ 1	$ 0	$ (17,398,123)